SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			1 Months Ended	12 Months Ended
	Feb. 04, 2021 USD ($) shares	Dec. 30, 2020 USD ($) shares	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Negative working capital				$ 55,193,000
Shares issued to purchase computer servers | shares		23,876,308		23,876,308
Value of shares issued to purchase computer servers		$ 2,531,000		$ 2,531,000
Certificates of deposits pledged for loans from third parties				15,326,000
Amount pledged for litigation matter				1,000
Amount Pledged From Proceeds From Short Term Loan Arrangement				$ 15,326,000
Number of third parties under a short-term loan arrangement | item				2
Net carrying amount of right of use asset				$ 683,000	$ 1,519,000
Net carrying amount of property and equipment				12,883,000	13,380,000
Contract with Customer, Liability, Current				2,589,000	2,813,000
Revenue, Remaining Performance Obligation, Amount				1,735,000
Contract with Customer, Asset, Net				1,839,000
Revenue from non monetary transactions				0		$ 0
Direct costs for non monetary exchanges				$ 0
VAT rate				6.00%
Cost of non-deductible input VAT that generated in prior years				$ 1,318,000	10,998,000	0
Advertising expenses				201,000	622,000	623,000
Income Tax Examination, Penalties and Interest Expense						4,324,000	$ 1,660,000	$ 2,664,000
Unrecognized Tax Benefits				0	11,065,000	$ 11,065,000			$ 12,725,000
Office space [Memebr]
Significant Accounting Policies [Line Items]
Net carrying amount of property and equipment				10,246,000
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Net carrying amount of property and equipment				624,000
Digital display network equipment [Member]
Significant Accounting Policies [Line Items]
Net carrying amount of property and equipment				740,000
Office equipment and furniture [Memebr]
Significant Accounting Policies [Line Items]
Net carrying amount of property and equipment				$ 1,273,000
Subsequent event [Memebr]
Significant Accounting Policies [Line Items]
Shares issued to purchase computer servers | shares	28,412,806
Value of shares issued to purchase computer servers	$ 5,540,000
Repayments of loan			$ 7,663,000
Number of third parties to whom loan was repaid | item			1
PRC Tax Administration and Collection Law [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use				According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department [Member]
Significant Accounting Policies [Line Items]
Operating Loss Carryforwards, Limitations on Use				According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
Exchange of equipment and other assets [Memebr] | Yijie [Memebr]
Significant Accounting Policies [Line Items]
Revenue from non monetary transactions					792,000
Settlement of confession fee					3,678,000
Exchange of office software [Memebr] | Beijing Kingsoft Co., Ltd. [Memebr]
Significant Accounting Policies [Line Items]
Consideration amount					$ 431,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage				20.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage				50.00%